DEAN WITTER NEW YORK MUNICIPAL MONEY MARKET TRUST

     We hereby incorporate by reference the Annual Report in its entirety which was filed in Post-Effective Amendment No. 7 (33 Act No. 33-32763) as filed electronically via EDGAR on February 23, 1996. This Post-Effective Amendment contains the audited finan-cial statements for the fiscal year ended December 31, 1995 of Dean Witter New York Municipal Money Market Trust. The Annual Report is hereby incorporated by reference.